Revenue - Schedule of Destination of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Destination of Revenue [Line Items]
Revenue	$ 1,636		$ 3,515
Korean Domestic Sales [Member]
Schedule of Destination of Revenue [Line Items]
Revenue	1,587		3,386
Export Sales [Member]
Schedule of Destination of Revenue [Line Items]
Revenue	$ 49		$ 129